SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       of

           BlackRock California Insured Municipal 2008 Term Trust Inc.
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-07090

                                 -------------

1. Title of the class of securities of BlackRock California Insured Municipal 2008 Term Trust Inc. (the "Company") to be redeemed:

                  Auction Rate Municipal Preferred Stock, Series W28, par value $.01 per share (CUSIP 09247G207) (the "Shares")

2.       The date on which the securities are to be called or redeemed:

                  November 9, 2006

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Company intends to redeem all of the outstanding (1,560) Shares, representing an aggregate principal amount of $39,000,000.

                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 21st day of September, 2006.


                           THE BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INC.


                                        By: /s/ Robert S. Kapito
                                            ---------------------------------
                                            Name:  Robert S. Kapito
                                            Title: President